Segment information (Tables)	12 Months Ended
Dec. 31, 2016
Segment information
Schedule of revenues from different product groups and services

	Year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB
Product revenues
Apparel	9,554,581	13,887,533	20,381,929
Shoes and bags	3,476,839	5,439,785	7,734,909
Cosmetics	2,986,807	5,191,552	7,574,423
Sportswear and sporting goods	1,287,341	2,656,546	3,518,007
Home goods and other lifestyle products	1,289,114	2,941,734	6,622,624
Toys, kids and baby	1,575,077	4,609,484	5,535,834
Other goods	2,515,352	4,683,327	3,914,174

	22,685,111	39,409,961	55,281,900
Other revenues	444,202	793,251	1,309,402

Total net revenues	23,129,313	40,203,212	56,591,302